SCHEDULE OF FAIR VALUE ASSUMPTIONS OF WARRANTS (Details)		12 Months Ended
	Aug. 09, 2022 shares	Feb. 29, 2024 shares	Feb. 28, 2023 shares
Exercise of warrant			108,378,210
Warrant [Member]
Exercise of warrant	108,378,210
Stock issued at exercise of warrant	45,306,557
Measurement Input Common Stock Fair Value [Member]
Warrants measurement input	0.012
Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0.00
Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input	2.98
Measurement Input, Expected Term [Member]
Measurement input	5 years
Minimum [Member] | Measurement Input, Share Price [Member]
Warrants measurement input	0.008
Minimum [Member] | Measurement Input, Price Volatility [Member]
Warrants measurement input	88.2
Maximum [Member] | Measurement Input, Share Price [Member]
Warrants measurement input	0.01
Maximum [Member] | Measurement Input, Price Volatility [Member]
Warrants measurement input	90.00